JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENT IN JOINT VENTURE

The Company’s investment in joint venture during the year can be summarized as follows:

Investment balance, January 1, 2023	-
Recognized gain on contribution of intellectual property	1,031,807
Share of loss in joint venture for the year ended December 31, 2023	(1,031,807)
Investment balance, December 31, 2023 and 2024	$-

SCHEDULE OF UNPAID BALANCES ARE INTEREST FREE
October 31, 2025	$700,000	(Paid)
October 31, 2026	$1,000,000
October 31, 2027	$1,300,000
October 31, 2028	$1,600,000
October 31, 2029	$1,900,000

SCHEDULE OF PURCHASE PRICE ALLOCATION

The assessment of the purchase price allocation on the date of purchase has been determined as follows:

Fair value consideration paid

Convertible debt to be paid over five years	$6,500,000

Recognized amounts of identifiable net assets:

Cash	$97,833
Other non-current assets	237,216
Accounts payable	(388,470)
Payables to the Company	(299,266)

Net assets (liabilities) acquired	$(352,687)

Loss on acquisition	$6,852,687

$6,500,000

SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE

Summarized financial information of the joint venture is as follows:

December 31,	2025	2024	2023
Current assets	$-	$-	$1,758,587
Intangible assets	-	-	16,155,786
Liabilities	-	-	(149,306)
Owners Equity	-	-	(17,765,067)

Net loss	$-	$3,913,325	$3,830,962

SCHEDULE OF TRANSACTIONS PRIOR TO BEING ACQUIRED	The following table discloses the amount of transactions the Company conducted with SPX prior to being acquired:
	Sales	Purchases	Loans	Recoverables
PTZ	$-	$-	$-	$300,685
PTS	-	178,320	-	-